Related Party Transactions - Summary of Related Party Carrying Value of Investments In Advances (Parenthetical) (Detail)	9 Months Ended
Sep. 30, 2024
SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Debt instrument, maturity date	Aug. 09, 2024